9. Stockholders' (deficiency) Equity	12 Months Ended
Dec. 31, 2015
Notes
9. Stockholders' (deficiency) Equity

9. STOCKHOLDERS’ (DEFICIENCY) EQUITY

Authorized stock

Until August 11, 2014, the Company was authorized to issue unlimited number of Class “A” preferred shares, optionally redeemable at a price to be agreed by the stockholders, with no par value and unlimited number of Class “A” common shares and Class “B” common shares with no par value.  Class A preferred shares were classified as equity as they did not meet the requirements of mandatorily redeemable financial instruments pursuant to ASC 480.

On August 11, 2014, the Company’s Articles of Association were amended thereby consolidating various classes of shares which were then issued into common shares and changing the Company’s authorized shares to unlimited number of common shares and an unlimited number of preferred shares.

Issued and outstanding stock

During April 2014, Sensor entered into agreements for issuance of warrants against services with four of its then stockholders and issued 475,000 warrants (previously 237,500 warrants) entitling those stockholders to purchase one common share (previously preferred class A share) against each warrant at an exercise price of $0.46 per warrant to be exercised within one year from the issuance date.  The fair value of the warrants on the issuance date was $400,335, which is included as consulting charges in general and administrative expenses during the year ended December 31, 2014 with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 365 days, dividend yield of 0%, stock price of $0.46, a risk free rate of 0.06% and expected volatility of 105%, determined based on comparable companies historical volatilities.

Pursuant to roll over agreements dated August 11, 2014, as described in Note 1, all the above warrants which were issued by Sensor were cancelled and were reissued by iMedical Innovations Inc.

During June and July 2014, Sensor issued 1,170,000 common shares (previously 585,000 Class “A” preferred shares) through various subscription agreements issue at price of $0.47 for aggregate cash proceeds of $545,278.

During July 2014, Sensor issued 142,000 common shares (previously 71,000 Class “A” preferred shares) for consulting services at fair value of $0.47 per share, determined based on recent private placements.  Accordingly, the Company recognized $66,179 as consulting expenses, which are included in general and administrative expenses during the year ended December 31, 2014 with corresponding credit to common stock.

As described in Note 1, On August 11, 2014, all the stockholders of Sensor entered into a series of roll over agreements for the sale of their shares to iMedical Innovations Inc. in accordance with section 85 (1) of the Income Tax Act (Canada).  Pursuant to these agreements, all the stockholders of Sensor received twice the number of shares of iMed in exchange for their shares in Sensor.  Accordingly, iMed issued 11,829,500 shares in exchange for 5,914,750 shares of Sensor, which were subsequently cancelled as a result of amalgamation.  The amalgamation became effective from November 21, 2014, pursuant to approval by Canada Revenue Agency.  Immediately prior to Amalgamation, iMed had net liabilities of $237,348 and 3,300,000 outstanding shares of common stock, which are presented in the financial statements.

During November 2014, iMed issued 1,036,000 units at an exercise price of $1.10 and received gross cash proceeds of $1,142,837 (net proceeds of $1,104,229).  Each unit comprised of 1,036,000 common shares and 1,554,000 warrants to be exercised at $1.10 within 120 to 270 days from the date of issuance.  In connection with the proceeds received, the Company paid in cash $38,609 as finder’s fees and issued 51,080 broker warrants to be exercised at $1.10 within 365 days from the date of issuance.  The fair value of these warrants amounting to $246,671 has been estimated using a multi-nomial lattice model with an expected life of 365 days, dividend yield of 0%, stock price of $1.10, a risk free rate ranging from 0.02% to 0.07% and expected volatility of 89%, determined based on comparable companies historical volatilities.  The fair value of these warrants were allocated to cash with corresponding credit to additional paid-in-capital.  During May 2015 804,000 warrants expired out of total issuance of 1,554,000, which has resulted in transfer of $124,936 from additional paid-in-capital to common stock.

In addition during November 2014, 150,000 warrants were exercised at a price of $0.44 per share and the Company received cash proceeds of $66,188, which has been credited to common stock.

During March and May 2015, 500,000 warrants were exercised at a price of $1.01 per share and the Company received gross cash proceeds of $500,584 (net proceeds of $470,758).  In connection with the proceeds received, the Company paid in cash $35,420 as finder’s fees and issued 35,000 broker warrants which were fair valued at $5,594 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 365 days, dividend yield of 0%, stock price of $1.01, a risk free rate ranging from 0.04% to 1.07% and expected volatility of 94%, determined based on comparable companies historical volatilities.

During May 2015, iMed repurchased 1,100,000 of its outstanding common shares at cost from a related party, by virtue of significant influence.  These shares were cancelled upon their repurchase.

During August and September 2015, 250,000 warrants were exercised at a price of $1.05 per share and the Company received gross cash proceeds of $253,800 (net proceeds of $236,438).  In connection with the proceeds received, the Company paid in cash $17,362 as finder’s fees and issued 17,500 broker warrants which were fair valued at $14,627 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 24 months, a risk free rate ranging from 0.04% to 1.07%, stock price of $2 and expected volatility in the range of 98% to 100%, determined based on comparable companies historical volatilities.

During September and October 2015, iMed entered into agreements for the issuance for a total of 605,000 warrants against services entitling to purchase one common share against each warrant at an exercise price of $1.00 per warrant to be exercised within 180 to 730 days from the issuance date.  The fair value of the warrants on the issuance date was $672,749, which is included as consulting charges in general and administrative expenses during the year ended December 31, 2015 with corresponding credit to additional paid-in-capital.   The fair value has been estimated using a multi-nomial lattice model with an expected life ranging from 180 to 730 days, a risk free rate ranging from 0.04% to 1.07%, stock price of $2, annual attrition rate of 5% and expected volatility in the range of 98% to 100%, determined based on comparable companies historical volatilities.

In addition as explained in detail in Note 13, all outstanding common stock, warrant’s and options were exchanged/adjusted pursuant to Exchange Agreement effective February 2, 2016.

Stock-based compensation

On March 30, 2015, the Company approved Directors, Officers and Employees Stock Option Plan, under which it authorized and issued 3,000,000 options.  This plan was established to enable the Company to attract and retain the services of highly qualified and experience directors, officers, employees and consultants and to give such person an interest in the success of the Company.

The fair value of each option granted is estimated at the time of grant using multi-nomial lattice model using the following assumptions:

2015
Exercise price ($)	0.0001
Risk free interest rate	0.04% to 1.07%
Expected term (Years)	10
Expected volatility	94%
Expected dividend yield	0%
Fair value of option ($)	0.74
Expected forfeiture (attrition) rate	5% to 20%

50% of the grants will either vest immediately or at the time of FDA (Food and Drug Administration) filing date and 50% will vest upon Liquidity Trigger.  Liquidity Trigger means the day on which the board of directors resolve in favour of i) the Company is able to raise a certain level of financing;  ii) a reverse takeover transaction that results in the Company being a reporting issuer, and iii) initial public offering that results in the Company being a reporting issuer.

These grants will expire on the tenth anniversary of the grant date.  The risk free interest rate is based on the yield of U.S. Treasury securities that correspond to the expected holding period of the options. The volatility was determined based on comparable companies’ historical volatilities. The expected forfeiture (attrition) rates were based on the position of the employee receiving the options. The dividend yield was based on an expected future dividend rate for the period at the time of grant.

The following table summarizes the stock option activities of the Company:

	Number of options	Weighted average exercise price ($)
Granted	3,000,000	0.0001
Exercised	(2,832,500)	0.0001
Outstanding as of December 31, 2015	167,500	0.0001

The fair value of options at the issuance date were determined at $2,257,953 which were fully expensed during the year ended December 31, 2015 based on vesting period and were included in general and administrative expenses with corresponding credit to additional paid-in-capital.

During the year ended December 31, 2015, 2,832,500 options were exercised by those employees who met the vesting conditions as described above.